Segment Report Segment Report (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of entity's operating segments [Abstract]
Segment Report	Segment report continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Segment assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			000t
South Africa
Underground
Tshepong Operations	6 351	6 214	5 452	5 084	4 865	4 298	1 267	1 349	1 154	3 779	6 541	6 733	1 514	1 112	930	7 022	7 419	7 293	1 561	1 558	1 417
Moab Khotsong	5 779	6 048	5 008	4 038	3 842	3 344	1 741	2 206	1 664	4 324	4 008	3 842	894	633	498	6 508	7 166	6 592	959	903	746
Mponeng	5 620	4 750	—	4 487	2 938	—	1 133	1 812	—	4 433	4 321	—	605	493	—	6 086	5 446	—	840	683	—
Bambanani[1]	1 286	1 687	1 591	1 163	1 156	1 040	123	531	551	—	327	443	25	71	50	1 433	1 992	2 132	176	227	200
Joel	1 411	1 199	1 037	1 308	1 124	1 010	103	75	27	1 244	1 166	1 080	225	172	151	1 556	1 424	1 391	434	359	349
Doornkop	3 106	3 077	2 270	2 453	2 140	1 730	653	937	540	3 222	2 994	2 841	491	425	281	3 444	3 670	2 994	874	851	681
Target 1	1 648	1 410	1 524	1 812	1 667	1 499	(164)	(257)	25	1 517	1 367	1 276	384	368	347	1 800	1 603	2 244	455	488	543
Kusasalethu	4 139	3 400	2 293	3 086	2 955	2 577	1 053	445	(284)	822	1 057	1 253	210	205	188	4 567	3 999	3 015	607	708	615
Masimong	1 733	1 636	1 401	1 504	1 427	1 258	229	209	143	17	26	41	49	29	24	1 910	2 012	1 999	486	510	489
Unisel[2]	—	224	681	—	182	580	—	42	101	—	—	6	—	—	7	—	247	982	—	57	219
Surface
Mine Waste Solutions[3]	2 642	1 889	—	1 588	1 137	—	1 054	752	—	1 027	1 031	—	264	70	—	2 899	2 057	—	23 443	17 665	—
All other surface operations	4 868	5 136	3 302	3 551	3 587	2 135	1 317	1 549	1 167	1 066	890	745	282	265	118	5 304	6 031	4 349	20 737	21 824	16 264
Total South Africa	38 583	36 670	24 559	30 074	27 020	19 471	8 509	9 650	5 088	21 451	23 728	18 260	4 943	3 843	2 594	42 529	43 066	32 991	50 572	45 833	21 523
International
Hidden Valley	3 159	4 028	3 748	2 122	1 719	1 639	1 037	2 309	2 109	4 141	3 128	3 810	1 249	1 260	959	3 707	4 689	4 872	3 229	3 420	3 906
Total international	3 159	4 028	3 748	2 122	1 719	1 639	1 037	2 309	2 109	4 141	3 128	3 810	1 249	1 260	959	3 707	4 689	4 872	3 229	3 420	3 906
Total operations	41 742	40 698	28 307	32 196	28 739	21 110	9 546	11 959	7 197	25 592	26 856	22 070	6 192	5 103	3 553	46 236	47 755	37 863	53 801	49 253	25 429
Reconciliation of segment information to the consolidated income statement and balance sheet	903	1 035	938	903	1 035	938	—	—	—	21 216	21 947	22 622	—	—	—	—	—	—	—	—	—
	42 645	41 733	29 245	33 099	29 774	22 048	9 546	11 959	7 197	46 808	48 803	44 692	6 192	5 103	3 553	46 236	47 755	37 863	53 801	49 253	25 429
#    Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of R22 million (2021: R34 million) (2020: R54 million).
*    Production statistics are unaudited.
[1]    The Bambanani operation closed during June 2022.
[2]    The Unisel operation closed during October 2020.
[3] The Mine Waste Solutions and All other surface operations line items were disaggregated as a result of Mine Waste Solutions meeting the 10% profit quantitative threshold for a reportable segment.